CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
CURRENT LIABILITIES
CURRENT LIABILITIES

9. CURRENT LIABILITIES
Deferred Revenue
Deferred revenue relates to prepaid and unearned revenue received from tenants and fluctuates with the timing of rental receipts.
Bank Indebtedness
On February 1, 2018, the Trust entered into an unsecured revolving credit facility in the amount of $500.0 million that is available by way of Canadian dollar, US dollar or Euro denominated loans or letters of credit and matures on February 1, 2023. The Trust has the option to extend the maturity date by one year to February 1, 2024 subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the facility. The credit facility provides the Trust with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $100.0 million with the consent of the participating lenders. As at December 31, 2019, the Trust had no amounts (2018 — nil) drawn from the credit facility and $1.0 million (2018 — $0.1 million) in letters of credit issued against the facility.

Accounts Payable and Accrued Liabilities

As at December 31,	2019	2018
Accounts payable	$6,840	$5,352
Accrued salaries, incentives and benefits	5,416	5,364
Accrued interest payable	6,507	6,606
Accrued construction payable	5,933	2,429
Accrued professional fees	3,822	2,910
Accrued employee unit-based compensation	5,586	3,193
Accrued trustee/director unit-based compensation	3,301	2,330
Accrued property operating costs	6,376	2,013
Accrued land transfer tax in connection with an acquisition	—	5,499
Accrued leasing commissions	177	407
Accrual associated with a property disposal (note 7)	1,944	2,047
Other accrued liabilities	4,281	3,817
	$50,183	$41,967
In connection with the disposal of a property in South Carolina in September 2018, Granite has retained an obligation to make certain repairs to the building. Accordingly, as at December 31, 2019, a liability of approximately $1.9 million (2018 — $2.0 million) is included in the accrual associated with a property disposal above. The estimated amount was determined using a third-party report and is expected to be settled in the first quarter of 2020 in conjunction with the proceeds receivable for this property disposal (note 7).